FAIR VALUE MEASUREMENT - Energy swap contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / bbl bbl	Dec. 31, 2020 USD ($)
Derivative Contracts
Financial Instruments
Unrealized gain (loss) recorded in AOCI | $	$ 26.9	$ 2.2
Energy swap contracts
Financial Instruments
Unrealized gain (loss) recorded in AOCI | $	$ 30.4	$ 4.7
Energy swap contracts | 2022
Financial Instruments
WTI oil swap contracts (barrels) | bbl	1,056,600
Average price | $ / bbl	48.13
Energy swap contracts | 2023
Financial Instruments
WTI oil swap contracts (barrels) | bbl	565,200
Average price | $ / bbl	39.58
New Swap Contract | 2022
Financial Instruments
WTI oil swap contracts (barrels) | bbl	234,000
Average price | $ / bbl	69.16